Accounts Receivable Factoring Agreements Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Concentration of Credit Risks and Accounts Receivable Factoring Agreements (Additional Textual) [Abstract]
Factoring agreement maximum outstanding amount	$ 20.0
Foreign Subsidiary Factoring agreement maximum outstanding amount	84.4
Sale of receivable under factoring agreement	657.8	414.0
Factoring fees	$ 1.6	$ 1.2	$ 1.1